Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2011
Accounts payable and accrued expenses
F.	Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
In millions	2011	2010
Accounts payable:
Trade	$556	$508
Other	45	42

	$601	$550

Accrued expenses:
Taxes, other than income	$46	$33
Interest	60	59
Payroll and employee benefit costs	206	216
Accrued rebates and allowances	46	43
Environmental and litigation	43	31
Income taxes payable	21	2
Freight	6	11
Restructuring charges	10	22
Other	51	59

	$489	$476